Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015
C000199761
Account Value [Line Items]
Account Value	$ 24,204	$ 23,124	$ 21,919	$ 21,860	$ 22,664	$ 22,731	$ 22,078	$ 22,788	$ 21,882	$ 22,221	$ 21,764	$ 21,382	$ 21,080	$ 20,469	$ 19,438	$ 20,226	$ 19,438	$ 18,547	$ 18,562	$ 17,777	$ 16,282	$ 16,660	$ 17,356	$ 17,864	$ 17,247	$ 16,224	$ 16,478	$ 16,246	$ 15,644	$ 16,174	$ 15,115	$ 15,790	$ 14,523	$ 13,536	$ 14,974	$ 15,618	$ 14,742	$ 16,137	$ 15,874	$ 17,283	$ 16,920	$ 17,540	$ 18,358	$ 17,580	$ 17,946	$ 17,131	$ 17,960	$ 17,561	$ 17,439	$ 17,280	$ 16,999	$ 16,340	$ 15,950	$ 15,553	$ 15,559	$ 14,864	$ 13,328	$ 13,674	$ 14,137	$ 13,269	$ 12,606	$ 12,195	$ 11,567	$ 10,399	$ 12,260	$ 13,269	$ 13,427	$ 13,011	$ 12,694	$ 12,378	$ 12,131	$ 12,441	$ 12,464	$ 11,762	$ 12,435	$ 12,015	$ 11,918	$ 11,636	$ 10,663	$ 11,555	$ 11,515	$ 12,511	$ 12,461	$ 12,362	$ 11,974	$ 12,079	$ 12,035	$ 12,063	$ 12,234	$ 12,716	$ 12,041	$ 11,838	$ 11,566	$ 11,422	$ 11,018	$ 10,997	$ 10,651	$ 10,527	$ 10,358	$ 10,148	$ 10,086	$ 10,028	$ 9,719	$ 9,554	$ 9,220	$ 9,676	$ 9,513	$ 9,407	$ 8,906	$ 8,955	$ 8,898	$ 8,657	$ 8,034	$ 8,078	$ 8,995	$ 9,244	$ 9,302	$ 8,798	$ 9,403	$ 9,926
C000007433
Account Value [Line Items]
Account Value	22,812	21,813	20,675	20,635	21,404	21,474	20,874	21,550	20,703	21,028	20,617	20,258	19,984	19,410	18,443	19,196	18,460	17,622	17,639	16,899	15,492	15,854	16,528	17,016	16,435	15,466	15,719	15,509	14,944	15,450	14,447	15,093	13,896	12,957	14,337	14,963	14,126	15,469	15,228	16,587	16,239	16,852	17,648	16,908	17,260	16,483	17,292	16,916	16,805	16,666	16,403	15,772	15,404	15,023	15,037	14,371	12,886	13,233	13,686	12,853	12,219	11,819	11,219	10,093	11,906	12,886	13,046	12,653	12,346	12,044	11,808	12,117	12,149	11,467	12,130	11,723	11,638	11,362	10,418	11,297	11,263	12,241	12,197	12,102	11,736	11,844	11,799	11,837	12,008	12,487	11,831	11,636	11,377	11,240	10,844	10,830	10,498	10,380	10,221	10,020	9,966	9,916	9,615	9,459	9,132	9,591	9,432	9,337	8,846	8,896	8,846	8,615	7,997	8,047	8,964	9,218	9,282	8,784	9,390	9,918
C000007432
Account Value [Line Items]
Account Value	24,106	23,038	21,837	21,778	22,579	22,646	22,004	22,708	21,812	22,143	21,695	21,313	21,012	20,403	19,375	20,160	19,375	18,486	18,501	17,723	16,233	16,616	17,303	17,817	17,195	16,182	16,428	16,204	15,603	16,131	15,075	15,745	14,489	13,504	14,939	15,585	14,704	16,096	15,841	17,247	16,878	17,503	18,320	17,548	17,914	17,100	17,927	17,527	17,405	17,252	16,972	16,314	15,924	15,528	15,541	14,840	13,307	13,653	14,116	13,254	12,592	12,175	11,554	10,387	12,246	13,254	13,412	13,002	12,687	12,365	12,123	12,434	12,457	11,755	12,428	12,008	11,910	11,629	10,657	11,554	11,515	12,506	12,456	12,356	11,974	12,079	12,030	12,063	12,234	12,716	12,041	11,838	11,566	11,422	11,018	10,997	10,651	10,527	10,358	10,148	10,086	10,028	9,719	9,554	9,220	9,676	9,513	9,407	8,906	8,955	8,898	8,657	8,034	8,078	8,995	9,244	9,302	8,798	9,403	9,926
C000007429
Account Value [Line Items]
Account Value	22,226	21,244	20,137	20,087	20,828	20,894	20,303	20,963	20,134	20,447	20,040	19,691	19,415	18,855	17,910	18,644	17,924	17,103	17,118	16,397	15,028	15,379	16,024	16,497	15,931	14,993	15,229	15,021	14,470	14,957	13,983	14,607	13,447	12,528	13,871	14,467	13,657	14,953	14,720	16,024	15,692	16,277	17,038	16,322	16,663	15,912	16,684	16,315	16,207	16,069	15,811	15,199	14,840	14,474	14,486	13,838	12,410	12,733	13,172	12,370	11,752	11,371	10,788	9,703	11,440	12,387	12,537	12,150	11,858	11,563	11,337	11,632	11,654	11,002	11,632	11,246	11,155	10,894	9,987	10,826	10,788	11,722	11,679	11,586	11,231	11,335	11,291	11,318	11,488	11,941	11,313	11,123	10,869	10,736	10,357	10,341	10,019	9,906	9,753	9,559	9,503	9,450	9,160	9,009	8,697	9,129	8,977	8,881	8,412	8,456	8,408	8,184	7,595	7,643	8,512	8,748	8,805	8,330	8,904	9,403
C000007431
Account Value [Line Items]
Account Value	22,071	21,096	19,997	19,948	20,683	20,749	20,162	20,817	19,994	20,305	19,900	19,554	19,280	18,724	17,786	18,515	17,800	16,984	16,999	16,283	14,924	15,273	15,913	16,382	15,820	14,894	15,139	14,939	14,404	14,894	13,940	14,570	13,414	12,508	13,853	14,462	13,664	14,964	14,740	16,058	15,735	16,327	17,107	16,396	16,752	16,007	16,795	16,433	16,337	16,203	15,952	15,352	14,996	14,633	14,656	14,004	12,569	12,907	13,361	12,547	11,935	11,554	10,964	9,869	11,648	12,612	12,778	12,396	12,100	11,809	11,589	11,894	11,922	11,262	11,915	11,525	11,440	11,177	10,254	11,120	11,097	12,064	12,023	11,941	11,577	11,687	11,652	11,694	11,872	12,346	11,700	11,515	11,258	11,132	10,743	10,734	10,409	10,297	10,142	9,948	9,894	9,846	9,550	9,404	9,079	9,540	9,385	9,293	8,807	8,861	8,817	8,589	7,973	8,026	8,948	9,204	9,268	8,774	9,387	9,918
MSCI All Country World Index (Net)
Account Value [Line Items]
Account Value	25,923	24,810	23,461	23,244	24,200	24,347	23,556	24,127	23,257	23,791	23,251	22,675	22,316	21,829	20,977	21,693	21,033	20,167	20,050	19,131	17,514	18,057	18,836	19,378	18,693	17,668	17,859	17,606	17,079	17,583	16,407	17,079	15,850	14,948	16,530	17,162	16,042	17,519	17,498	19,020	18,617	19,111	20,098	19,325	19,802	18,840	19,652	19,172	19,041	18,793	18,505	17,730	17,269	16,878	16,955	16,203	14,425	14,784	15,277	14,395	13,672	13,249	12,697	11,468	13,258	14,423	14,584	14,088	13,752	13,386	13,110	13,429	13,390	12,567	13,359	12,923	12,762	12,430	11,520	12,393	12,214	13,204	13,147	13,044	12,662	12,731	12,715	12,595	12,871	13,435	12,717	12,516	12,278	12,028	11,800	11,755	11,436	11,384	11,138	10,967	10,834	10,539	10,258	10,041	9,966	10,138	10,076	10,042	9,627	9,686	9,674	9,533	8,875	8,937	9,510	9,685	9,766	9,055	9,395	10,087
MSCI All Country World Index (Net)
Account Value [Line Items]
Account Value	25,923	24,810	23,461	23,244	24,200	24,347	23,556	24,127	23,257	23,791	23,251	22,675	22,316	21,829	20,977	21,693	21,033	20,167	20,050	19,131	17,514	18,057	18,836	19,378	18,693	17,668	17,859	17,606	17,079	17,583	16,407	17,079	15,850	14,948	16,530	17,162	16,042	17,519	17,498	19,020	18,617	19,111	20,098	19,325	19,802	18,840	19,652	19,172	19,041	18,793	18,505	17,730	17,269	16,878	16,955	16,203	14,425	14,784	15,277	14,395	13,672	13,249	12,697	11,468	13,258	14,423	14,584	14,088	13,752	13,386	13,110	13,429	13,390	12,567	13,359	12,923	12,762	12,430	11,520	12,393	12,214	13,204	13,147	13,044	12,662	12,731	12,715	12,595	12,871	13,435	12,717	12,516	12,278	12,028	11,800	11,755	11,436	11,384	11,138	10,967	10,834	10,539	10,258	10,041	9,966	10,138	10,076	10,042	9,627	9,686	9,674	9,533	8,875	8,937	9,510	9,685	9,766	9,055	9,395	10,087
MSCI All Country World Index (Net)
Account Value [Line Items]
Account Value	25,923	24,810	23,461	23,244	24,200	24,347	23,556	24,127	23,257	23,791	23,251	22,675	22,316	21,829	20,977	21,693	21,033	20,167	20,050	19,131	17,514	18,057	18,836	19,378	18,693	17,668	17,859	17,606	17,079	17,583	16,407	17,079	15,850	14,948	16,530	17,162	16,042	17,519	17,498	19,020	18,617	19,111	20,098	19,325	19,802	18,840	19,652	19,172	19,041	18,793	18,505	17,730	17,269	16,878	16,955	16,203	14,425	14,784	15,277	14,395	13,672	13,249	12,697	11,468	13,258	14,423	14,584	14,088	13,752	13,386	13,110	13,429	13,390	12,567	13,359	12,923	12,762	12,430	11,520	12,393	12,214	13,204	13,147	13,044	12,662	12,731	12,715	12,595	12,871	13,435	12,717	12,516	12,278	12,028	11,800	11,755	11,436	11,384	11,138	10,967	10,834	10,539	10,258	10,041	9,966	10,138	10,076	10,042	9,627	9,686	9,674	9,533	8,875	8,937	9,510	9,685	9,766	9,055	9,395	10,087
MSCI All Country World Index (Net)
Account Value [Line Items]
Account Value	25,923	24,810	23,461	23,244	24,200	24,347	23,556	24,127	23,257	23,791	23,251	22,675	22,316	21,829	20,977	21,693	21,033	20,167	20,050	19,131	17,514	18,057	18,836	19,378	18,693	17,668	17,859	17,606	17,079	17,583	16,407	17,079	15,850	14,948	16,530	17,162	16,042	17,519	17,498	19,020	18,617	19,111	20,098	19,325	19,802	18,840	19,652	19,172	19,041	18,793	18,505	17,730	17,269	16,878	16,955	16,203	14,425	14,784	15,277	14,395	13,672	13,249	12,697	11,468	13,258	14,423	14,584	14,088	13,752	13,386	13,110	13,429	13,390	12,567	13,359	12,923	12,762	12,430	11,520	12,393	12,214	13,204	13,147	13,044	12,662	12,731	12,715	12,595	12,871	13,435	12,717	12,516	12,278	12,028	11,800	11,755	11,436	11,384	11,138	10,967	10,834	10,539	10,258	10,041	9,966	10,138	10,076	10,042	9,627	9,686	9,674	9,533	8,875	8,937	9,510	9,685	9,766	9,055	9,395	10,087
MSCI All Country World Index (Net)
Account Value [Line Items]
Account Value	$ 25,923	$ 24,810	$ 23,461	$ 23,244	$ 24,200	$ 24,347	$ 23,556	$ 24,127	$ 23,257	$ 23,791	$ 23,251	$ 22,675	$ 22,316	$ 21,829	$ 20,977	$ 21,693	$ 21,033	$ 20,167	$ 20,050	$ 19,131	$ 17,514	$ 18,057	$ 18,836	$ 19,378	$ 18,693	$ 17,668	$ 17,859	$ 17,606	$ 17,079	$ 17,583	$ 16,407	$ 17,079	$ 15,850	$ 14,948	$ 16,530	$ 17,162	$ 16,042	$ 17,519	$ 17,498	$ 19,020	$ 18,617	$ 19,111	$ 20,098	$ 19,325	$ 19,802	$ 18,840	$ 19,652	$ 19,172	$ 19,041	$ 18,793	$ 18,505	$ 17,730	$ 17,269	$ 16,878	$ 16,955	$ 16,203	$ 14,425	$ 14,784	$ 15,277	$ 14,395	$ 13,672	$ 13,249	$ 12,697	$ 11,468	$ 13,258	$ 14,423	$ 14,584	$ 14,088	$ 13,752	$ 13,386	$ 13,110	$ 13,429	$ 13,390	$ 12,567	$ 13,359	$ 12,923	$ 12,762	$ 12,430	$ 11,520	$ 12,393	$ 12,214	$ 13,204	$ 13,147	$ 13,044	$ 12,662	$ 12,731	$ 12,715	$ 12,595	$ 12,871	$ 13,435	$ 12,717	$ 12,516	$ 12,278	$ 12,028	$ 11,800	$ 11,755	$ 11,436	$ 11,384	$ 11,138	$ 10,967	$ 10,834	$ 10,539	$ 10,258	$ 10,041	$ 9,966	$ 10,138	$ 10,076	$ 10,042	$ 9,627	$ 9,686	$ 9,674	$ 9,533	$ 8,875	$ 8,937	$ 9,510	$ 9,685	$ 9,766	$ 9,055	$ 9,395	$ 10,087